Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - NOVEMBER 30, 2001

Dear Shareholder:

The National Association of Real Estate Investment Trusts (NAREIT) Equity Index gained 19.06 percent for the 12 months ended November 30. This compares to declines of 25.69 percent for the Nasdaq composite index, 12.21 percent for the Standard & Poor's 500 Index (S&P 500) and 3.73 for the Dow Jones Industrial Average. During the fiscal year, real estate investment trusts (REITs) continued to be viewed as a relatively safe haven for investors, and it appeared that investors remained attracted to the defensive characteristics of the asset class as a result of its long-term contractual cash flows and hard assets.

Market Overview

The end of calendar year 2000 was characterized by the strong performance that REITs had delivered for the bulk of the year, with the sector returning more than seven percent in the month of December. Performance continued to be solid from the beginning of 2001 through the middle of August as real estate companies had consistently reported positive earnings and fundamentally sound financials. The sector retreated in late August and early September as a number of REITs issued earnings warnings for the third quarter.

In addition to the personal tragedies associated with the terrorist attacks on September 11th, these events also had a significant negative impact on the financial markets and the outlook for the economy. In the two weeks of September following the reopening of the financial markets, REITs retreated 1.5 percent compared to a decline of 4.7 percent for the S&P 500. In October, the sector gained ground through mid month and then declined as REITs released negative earnings guidance for the remainder of 2001 as well as 2002. In November many investors were modestly perplexed by the strong performance of the sector. With REITs positioned as defensive stocks, it was expected that they would be sold off as investors looked to participate in a broader market rally. However, one factor that has clearly benefited the sector is the continued strong demand from a spectrum of constituents including 1.) yield-oriented investors due to the large dividend, 2.) larger institutional investors because of S&P inclusion, 3.) dedicated investors such as pension funds increasing allocations to real estate, and 4.) new closed-end mutual funds.

Performance

For the 12-month period ended November 30, 2001, Morgan Stanley Real Estate Fund's Class A, B, C and D shares produced total returns of 12.38 percent, 11.41 percent, 11.39 percent and 12.58 percent, respectively. During the same period, the NAREIT Equity Index returned 19.06 percent. Performance of the four classes varies because of differing expenses. Total return

Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - NOVEMBER 30, 2001 continued

figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, the bulk of the underperformance versus the benchmark this year can be attributed to investors' preferences for current income during the first half of the fiscal year. During this period, the sector's performance was dominated by the higher-yielding REITs without respect to companies' underlying property fundamentals.

From a sector allocation perspective, underweighted positions in sectors where the majority of the higher-yielding REITs can be found, namely retailing and health care, detracted from performance. In addition, as the occupancy and rent levels in the office sector retreated from the peak levels of 2000 and increasing vacancy rates were prodded by sublease space from companies that had leased space in anticipation of expansion, the Fund's overweighting to the office sector negatively affected performance. The largest contribution to top-down performance was realized in the self-storage sector, where new supply decelerated and the sector benefited by being one of the few sectors reasonably unaffected by current economic weakness.

Performance was also generally negative from a stock selection perspective. As discussed above, REITs with high dividend yields appealed particularly to investors; this also negatively affected bottom-up performance. Apartment companies with significant northern California exposure suffered from less demand as a result of the end of the technology bubble. The sub-advisor finds these companies attractive, given the higher barriers to new supply in the region and also the fact that single-family homes there are among the most expensive in the nation. Bottom-up performance was also hurt in the office sector, where one company in particular had significant exposure to the areas surrounding the World Trade Center.

Portfolio Strategy

Morgan Stanley Investment Management Inc., continues to shape the portfolio with companies it believes offer attractive fundamental valuations relative to their underlying real estate value. The top-down weightings in the portfolio reflect a greater emphasis on the more defensive stance that the sub-advisor established at the beginning of the year as a result of weakening economic fundamentals. The sub-advisor increased the Fund's overweighting to apartments for their more defensive traits such as favorable pricing in the direct real estate markets and the necessity of having living space. The Fund's weighting to the mall sector was also increased, as the relative pricing remains attractive and occupancy continues to be strong. The sub-advisor reduced the

Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - NOVEMBER 30, 2001 continued

Fund's overweighting to the office sector over continued concerns with reduced demand, the relatively large amount of supply in the pipeline and the risk of sustained addition of sub-lease space to the market. The Fund's weighting to hotels was also reduced, given the negative outlook. However, the sub-advisor has set price targets at which individual stocks represent compelling value and will reevaluate the positions if the stocks fall to the sub-advisor's price range.

The sub-advisor also continued to employ a more defensive approach with regard to the bottom-up stock selection in the portfolio in order to protect against a potential prolonged weak economic environment. The sub-advisor remains more comfortable with companies that have strong balance sheets and ones that derived the bulk of their earnings from recurring property income.

The sub-advisor remains cautious with regard to companies that have relied on a significant degree of "other income" in order to meet their earnings estimates. This income is more risky, as it is typically derived from transactions, such as merchant building, which are less likely to reach completion in a tougher economic environment. In addition, the sub-advisor remains wary of stocks that are at risk to have to cut their dividend if the weak situation persists. The sub-advisor remains comfortable with companies that own properties having long-term leases with high-quality tenants and has been careful to adjust its models for companies that have occupancies well above equilibrium levels.

Looking Ahead

Real estate analysts believe that many sectors will witness increases in vacancy levels and flat to decreasing market rents at least through year-end, due to economic weakness. However, since the real estate markets were at record low vacancy levels prior to the slowdown, Morgan Stanley Investment Management believes that the correction should be relatively modest. Generally, companies are expecting net-operating-income growth in their "same property portfolios" in the zero to 2 percent range in 2002, down from higher levels in previous years. This is most pronounced in the apartment and office sectors, which had averaged 5 to 7 percent in 2000 and 2001.

Based on the current valuation, in which REITs trade at a slight premium to their net asset value and the sector's ability to demonstrate its defensive characteristics as a separate asset class, the sub-advisor believes that the sector should be able to produce returns modestly below its historical average returns, with the bulk of the return, coming from dividend yield. Investors may find this attractive, given the recent performance and volatility in the equity markets. An additional

Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - NOVEMBER 30, 2001 continued

positive factor is that despite a modest slowdown in earnings growth, the dividends remain secure for the vast majority of REITs.

We appreciate your ongoing support of Morgan Stanley Real Estate Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Real Estate Fund
FUND PERFORMANCE - NOVEMBER 30, 2001

    GROWTH OF $10,000
    ($ in Thousands)
[LINE GRAPH]

                                    CLASS A             CLASS B             CLASS C             CLASS D            NAREIT(4)
                                    -------             -------             -------             -------            ---------
April 28, 1999                       9475.00            10000.00            10000.00            10000.00            10000.00
May 31, 1999                         9655.00            10190.00            10190.00            10190.00            10220.00
August 31, 1999                      9140.00             9624.00             9623.00             9660.00             9611.00
November 30, 1999                    8349.00             8773.00             8771.00             8831.00             8871.00
February 29, 2000                    8618.00             9040.00             9037.00             9124.00             9074.00
May 31, 2000                         9608.00            10058.00            10053.00            10196.00            10100.00
August 31, 2000                     10544.00            11008.00            11014.00            11182.00            10808.00
November 30, 2000                   10642.00            11091.00            11095.00            11293.00            10805.00
February 28, 2001                   11239.00            11683.00            11687.00            11933.00            11500.00
May 31, 2001                        11559.00            11996.00            11999.00            12282.00            12175.00
August 31, 2001                     12388.00            12825.00            12828.00            13158.00            13096.00
November 30, 2001                   11959.00            12056.00            12360.00            12714.00            12864.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
--------------------------------------------------
PERIOD ENDED 11/30/01
--------------------------
1 Year                       12.38%(1)    6.48%(2)
Since Inception (4/28/99)     9.40%(1)    7.14%(2)
                 CLASS B SHARES**
--------------------------------------------------
PERIOD ENDED 11/30/01
--------------------------
1 Year                       11.41%(1)    6.41%(2)
Since Inception (4/28/99)     8.50%(1)    7.48%(2)
                 CLASS C SHARES+
--------------------------------------------------
PERIOD ENDED 11/30/01
--------------------------
1 Year                       11.39%(1)   10.39%(2)
Since Inception (4/28/99)     8.61%(1)    8.51%(2)
                 CLASS D SHARES++
--------------------------------------------------
PERIOD ENDED 11/30/01
--------------------------
1 Year                       12.58%(1)
Since Inception (4/28/99)     9.70%(1)

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on November 30,
     2001.
(4)  The NAREIT Equity Index measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The Index does not
     include any expenses, fees or charges. The Index is an
     unmanaged benchmark of real estate investment trusts
     compiled by the National Association of Real Estate
     Investment Trusts and should not be considered an
     investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C is
     1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2001

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (95.5%)
              Real Estate - Industrial/Office (6.3%)
  277,100     Brookfield Properties
               Corp. (Canada)..........  $  4,757,429
  166,300     Frontline Capital
               Group*..................        18,293
  166,300     TrizecHahn Corp.
               (Canada)................     2,522,771
                                         ------------
                                            7,298,493
                                         ------------
              Real Estate Development (0.9%)
   50,000     Security Capital Group
               Inc. (Class B)*.........     1,062,500
                                         ------------
              Reinsurers (0.3%)
   18,500     Capital Automotive
               REIT....................       344,100
                                         ------------
              REIT - Diversified (2.5%)
   27,700     La Quinta Properties,
               Inc. (Paired)...........       169,247
   70,900     Vornado Realty Trust.....     2,786,370
                                         ------------
                                            2,955,617
                                         ------------
              REIT - Industrial/Office (27.6%)
   90,400     AMB Property Corp. ......     2,305,200
  194,200     Arden Realty, Inc. ......     5,000,650
  102,000     Boston Properties,
               Inc. ...................     3,794,400
   67,800     Cabot Industrial Trust...     1,624,488
   65,900     CarrAmerica Realty
               Corp. ..................     1,904,510
  405,395     Equity Office Properties
               Trust...................    12,080,771
   61,400     Great Lakes REIT,
               Inc. ...................       976,260
    6,000     Kilroy Realty Corp. .....       149,700
   13,800     Koger Equity, Inc. ......       241,500
   10,600     Mack-Cali Realty
               Corp. ..................       310,580
   18,100     Prime Group Realty
               Trust...................       180,819
   81,900     ProLogis Trust...........     1,797,705
   22,700     PS Business Parks, Inc.
               (Class A)...............       681,000
   34,700     SL Green Realty Corp. ...     1,051,410
                                         ------------
                                           32,098,993
                                         ------------
              REIT - Lodging/Resorts (4.5%)
  123,100     Host Marriott Corp. .....     1,036,502
    7,332     Interstate Hotels
               Corp. ..................        11,658

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
  146,993     Starwood Hotels & Resorts
               Worldwide, Inc. ........  $  3,989,390
  313,200     Wyndham International,
               Inc. (Class A)*.........       184,788
                                         ------------
                                            5,222,338
                                         ------------
              REIT - Residential (29.4%)
   53,900     Amli Residential
               Properties Trust........     1,330,252
   63,700     Apartment Investment &
               Management Co. (Class
               A)......................     2,834,650
  284,807     Archstone Smith Trust....     7,456,247
  172,700     Avalonbay Communities,
               Inc. ...................     8,350,045
   28,300     Chateau Communities,
               Inc. ...................       856,075
  187,300     Equity Residential
               Properties Trust........     5,422,335
   84,200     Essex Property Trust,
               Inc. ...................     4,014,656
   57,400     Manufactured Home
               Communities, Inc. ......     1,759,310
   16,600     Post Properties, Inc. ...       573,198
   63,600     Summit Properties
               Inc. ...................     1,510,500
                                         ------------
                                           34,107,268
                                         ------------
              REIT - Retail (17.3%)
  199,800     Burnham Pacific
               Properties, Inc. .......       969,030
      600     Chelsea Property Group,
               Inc. ...................        29,040
  126,700     Federal Realty Investment
               Trust...................     2,834,279
   56,800     General Growth
               Properties, Inc. .......     2,257,800
   75,000     Macerich Co. (The).......     1,884,750
   83,800     Rouse Co. (The)..........     2,451,150
  187,000     Simon Property Group,
               Inc. ...................     5,402,430
  292,000     Taubman Centers, Inc. ...     4,213,560
                                         ------------
                                           20,042,039
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2001 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              REIT - Storage (6.7%)
  174,900     Public Storage, Inc. ....  $  5,946,600
   61,100     Shurgard Storage Centers,
               Inc. (Class A)..........     1,860,495
                                         ------------
                                            7,807,095
                                         ------------
              Total Common Stocks
              (Cost $103,959,316)......   110,938,443
                                         ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (3.1%)
              Repurchase Agreement
  $ 3,670     Joint repurchase
               agreement 2.129% due
               12/03/01 (dated
               11/30/01; proceeds
               $3,670,651) (a)
               (Cost $3,670,000).......     3,670,000
                                         ------------
Total Investments
(Cost $107,629,316) (b).....    98.6%     114,608,443
Other Assets in Excess of
Liabilities.................     1.4        1,583,593
                               -----     ------------
Net Assets..................   100.0%    $116,192,036
                               =====     ============

---------------------------------------------------

    REIT  Real Estate Investment Trust.
    *     Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
          The aggregate gross unrealized appreciation is $10,765,744 and the aggregate gross unrealized depreciation is $3,786,617, resulting in net unrealized appreciation of $6,979,127.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2001
Assets:
Investments in securities, at value
 (cost $107,629,316)...................  $114,608,443
Cash...................................           645
Receivable for:
    Investments sold...................     1,523,503
    Shares of beneficial interest
     sold..............................       214,787
    Dividends..........................        65,002
Prepaid expenses and other assets......       141,903
                                         ------------
    Total Assets.......................   116,554,283
                                         ------------
Liabilities:
Payable for:
    Investment management fee..........        93,867
    Investments purchased..............        82,105
    Distribution fee...................        77,997
    Shares of beneficial interest
     repurchased.......................        55,330
Accrued expenses and other payables....        52,948
                                         ------------
    Total Liabilities..................       362,247
                                         ------------
    Net Assets.........................  $116,192,036
                                         ============
Composition of Net Assets:
Paid-in-capital........................  $104,334,513
Net unrealized appreciation............     6,979,282
Undistributed net realized gain........     4,878,241
                                         ------------
    Net Assets.........................  $116,192,036
                                         ============
Class A Shares:
Net Assets.............................    $7,860,228
Shares Outstanding (unlimited
 authorized, $.01 par value)...........       689,985
    Net Asset Value Per Share..........        $11.39
                                         ============
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
     asset value)......................        $12.02
                                         ============
Class B Shares:
Net Assets.............................   $86,479,191
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     7,615,490
    Net Asset Value Per Share..........        $11.36
                                         ============
Class C Shares:
Net Assets.............................    $7,503,510
Shares Outstanding (unlimited
 authorized, $.01 par value)...........       660,385
    Net Asset Value Per Share..........        $11.36
                                         ============
Class D Shares:
Net Assets.............................   $14,349,107
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     1,258,550
    Net Asset Value Per Share..........        $11.40
                                         ============

Statement of Operations
For the year ended November 30, 2001

Net Investment Income:

Income
Dividends (net of $23,891 foreign
 withholding tax).......................  $ 4,991,744
Interest................................      154,849
                                          -----------
    Total Income........................    5,146,593
                                          -----------
Expenses
Investment management fee...............    1,088,423
Plan of distribution fee (Class A
 shares)................................       16,906
Plan of distribution fee (Class B
 shares)................................      824,645
Plan of distribution fee (Class C
 shares)................................       73,603
Transfer agent fees and expenses........      148,967
Registration fees.......................       72,508
Professional fees.......................       61,743
Shareholder reports and notices.........       60,917
Custodian fees..........................       23,433
Trustees' fees and expenses.............       11,805
Other...................................        9,059
                                          -----------
    Total Expenses......................    2,392,009
                                          -----------
    Net Investment Income...............    2,754,584
                                          -----------
Net Realized and Unrealized Gain:
Net realized gain on investments........    5,406,004
Capital gain distributions received.....      558,788
                                          -----------
    Net Realized Gain...................    5,964,792
                                          -----------
Net change in unrealized appreciation...    2,397,732
                                          -----------
    Net Gain............................    8,362,524
                                          -----------
Net Increase............................  $11,117,108
                                          ===========

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE YEAR        FOR THE YEAR
                                                                  ENDED                ENDED
                                                              NOVEMBER 30, 2001   NOVEMBER 30, 2000
                                                              -----------------   -----------------

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................    $  2,754,584         $ 2,136,992
Net realized gain (loss)....................................       5,964,792            (131,098)
Net change in unrealized appreciation.......................       2,397,732          16,894,869
                                                                ------------         -----------
    Net Increase............................................      11,117,108          18,900,763
                                                                ------------         -----------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................        (297,622)           (246,209)
    Class B shares..........................................      (1,976,372)         (1,786,472)
    Class C shares..........................................        (176,155)           (199,920)
    Class D shares..........................................        (313,002)            (76,065)
Net realized gain
    Class A shares..........................................         (45,836)            (48,295)
    Class B shares..........................................        (363,592)           (283,450)
    Class C shares..........................................         (34,309)            (30,408)
    Class D shares..........................................         (35,985)             (9,276)
Paid-in-capital
    Class A shares..........................................        --                   (48,817)
    Class B shares..........................................        --                  (291,141)
    Class C shares..........................................        --                   (30,844)
    Class D shares..........................................        --                   (13,609)
                                                                ------------         -----------
    Total Dividends and Distributions.......................      (3,242,873)         (3,064,506)
                                                                ------------         -----------
Net increase from transactions in shares of beneficial
  interest..................................................      11,321,642           8,155,544
                                                                ------------         -----------
    Net Increase............................................      19,195,877          23,991,801
Net Assets:
Beginning of period.........................................      96,996,159          73,004,358
                                                                ------------         -----------
End of Period...............................................    $116,192,036         $96,996,159
                                                                ============         ===========

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2001

1. Organization and Accounting Policies

Morgan Stanley Real Estate Fund (the "Fund"), formerly Morgan Stanley Dean Witter Real Estate Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies that are principally engaged in the U.S. real estate industry, including real estate investment trusts. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2001 continued

securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2001 continued

reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $17,099,000 at November 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2001 continued

that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $11,900, $300,500 and $2,500, respectively and received approximately $30,117 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2001 aggregated $56,264,431 and $41,617,919, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status

As of November 30, 2001, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a dividend redesignation. To reflect reclassifications arising from the permanent differences, paid-in capital was charged and net investment income was credited $8,567.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2001 continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                             FOR THE YEAR                FOR THE YEAR
                                                                 ENDED                       ENDED
                                                           NOVEMBER 30, 2001           NOVEMBER 30, 2000
                                                       -------------------------   -------------------------
                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
CLASS A SHARES
Sold.................................................   2,071,809   $ 23,454,552    1,746,452   $ 17,406,241
Reinvestment of dividends and distributions..........      28,644        312,466       31,839        309,715
Redeemed.............................................  (2,356,663)   (26,679,493)  (1,484,644)   (15,088,635)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class A....................    (256,210)    (2,912,475)     293,647      2,627,321
                                                       ----------   ------------   ----------   ------------
CLASS B SHARES
Sold.................................................   8,843,382     99,984,013    9,124,891     90,471,114
Reinvestment of dividends and distributions..........     167,281      1,822,334      189,156      1,783,147
Redeemed.............................................  (8,553,484)   (96,393,087)  (9,073,534)   (89,223,658)
                                                       ----------   ------------   ----------   ------------
Net increase - Class B...............................     457,179      5,413,262      240,513      3,030,603
                                                       ----------   ------------   ----------   ------------
CLASS C SHARES
Sold.................................................     241,186      2,722,085      208,658      2,026,349
Reinvestment of dividends and distributions..........      16,819        183,270       24,424        228,666
Redeemed.............................................    (241,583)    (2,665,354)    (481,762)    (4,534,310)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class C....................      16,422        240,001     (248,680)    (2,279,295)
                                                       ----------   ------------   ----------   ------------
CLASS D SHARES
Sold.................................................   1,010,636     11,363,767    2,239,758     21,261,279
Reinvestment of dividends and distributions..........      27,835        303,614        9,373         91,393
Redeemed.............................................    (273,031)    (3,086,527)  (1,759,073)   (16,575,757)
                                                       ----------   ------------   ----------   ------------
Net increase - Class D...............................     765,440      8,580,854      490,058      4,776,915
                                                       ----------   ------------   ----------   ------------
Net increase in Fund.................................     982,831   $ 11,321,642      775,538   $  8,155,544
                                                       ==========   ============   ==========   ============

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                                                                FOR THE YEAR           FOR THE YEAR       APRIL 28, 1999*
                                                                    ENDED                  ENDED              THROUGH
                                                              NOVEMBER 30, 2001      NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                              -----------------      -----------------   -----------------
Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period........................        $10.51                $ 8.63              $10.00
                                                                    ------                ------              ------

Income (loss) from investment operations:
    Net investment income...................................          0.35                  0.31                0.21
    Net realized and unrealized gain (loss).................          0.93                  2.00               (1.38)
                                                                    ------                ------              ------

Total income (loss) from investment operations..............          1.28                  2.31               (1.17)
                                                                    ------                ------              ------

Less dividends and distributions from:
    Net investment income...................................         (0.35)                (0.33)              (0.20)
    Net realized gain.......................................         (0.05)                (0.04)                 --
    Paid-in-capital.........................................            --                 (0.06)                 --
                                                                    ------                ------              ------

Total dividends and distributions...........................         (0.40)                (0.43)              (0.20)
                                                                    ------                ------              ------

Net asset value, end of period..............................        $11.39                $10.51              $ 8.63
                                                                    ======                ======              ======

Total Return+...............................................         12.38%                27.46%             (11.88)%(1)

Ratios to Average Net Assets(3):
Expenses....................................................          1.54%                 1.71%               1.81 %(2)

Net investment income.......................................          3.19%                 3.20%               3.59 %(2)

Supplemental Data:
Net assets, end of period, in thousands.....................        $7,860                $9,943              $5,634

Portfolio turnover rate.....................................            40%                   57%                 27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                          FOR THE PERIOD
                                                                FOR THE YEAR           FOR THE YEAR       APRIL 28, 1999*
                                                                    ENDED                  ENDED              THROUGH
                                                              NOVEMBER 30, 2001      NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                              -----------------      -----------------   -----------------
Class B Shares++
Selected Per Share Data:

Net asset value, beginning of period........................        $10.49                $ 8.62              $10.00
                                                                    ------                ------              ------

Income (loss) from investment operations:
    Net investment income...................................          0.27                  0.24                0.16
    Net realized and unrealized gain (loss).................          0.92                  1.99               (1.37)
                                                                    ------                ------              ------

Total income (loss) from investment operations..............          1.19                  2.23               (1.21)
                                                                    ------                ------              ------

Less dividends and distributions from:
    Net investment income...................................         (0.27)                (0.27)              (0.17)
    Net realized gain.......................................         (0.05)                (0.04)                 --
    Paid-in-capital.........................................            --                 (0.05)                 --
                                                                    ------                ------              ------

Total dividends and distributions...........................         (0.32)                (0.36)              (0.17)
                                                                    ------                ------              ------

Net asset value, end of period..............................        $11.36                $10.49              $ 8.62
                                                                    ======                ======              ======

Total Return+...............................................         11.41%                26.41%             (12.27)%(1)

Ratios to Average Net Assets(3):
Expenses....................................................          2.36%                 2.46%               2.56 %(2)

Net investment income.......................................          2.37%                 2.45%               2.84 %(2)

Supplemental Data:
Net assets, end of period, in thousands.....................       $86,479               $75,101             $59,645

Portfolio turnover rate.....................................            40%                   57%                 27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                          FOR THE PERIOD
                                                                FOR THE YEAR           FOR THE YEAR       APRIL 28, 1999*
                                                                    ENDED                  ENDED              THROUGH
                                                              NOVEMBER 30, 2001      NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                              -----------------      -----------------   -----------------
Class C Shares++
Selected Per Share Data:

Net asset value, beginning of period........................        $10.50                $ 8.62              $10.00
                                                                    ------                ------              ------

Income (loss) from investment operations:
    Net investment income...................................          0.27                  0.26                0.16
    Net realized and unrealized gain (loss).................          0.91                  1.98               (1.38)
                                                                    ------                ------              ------

Total income (loss) from investment operations..............          1.18                  2.24               (1.22)
                                                                    ------                ------              ------

Less dividends and distributions from:
    Net investment income...................................         (0.27)                (0.27)              (0.16)
    Net realized gain.......................................         (0.05)                (0.04)                 --
    Paid-in-capital.........................................            --                 (0.05)                 --
                                                                    ------                ------              ------

Total dividends and distributions...........................         (0.32)                (0.36)              (0.16)
                                                                    ------                ------              ------

Net asset value, end of period..............................        $11.36                $10.50              $ 8.62
                                                                    ======                ======              ======

Total Return+...............................................         11.39%                26.50%             (12.29)%(1)

Ratios to Average Net Assets(3):
Expenses....................................................          2.36%                 2.46%               2.56 %(2)

Net investment income.......................................          2.37%                 2.45%               2.84 %(2)

Supplemental Data:
Net assets, end of period, in thousands.....................        $7,504                $6,759              $7,698

Portfolio turnover rate.....................................            40%                   57%                 27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                          FOR THE PERIOD
                                                                FOR THE YEAR           FOR THE YEAR       APRIL 28, 1999*
                                                                    ENDED                  ENDED              THROUGH
                                                              NOVEMBER 30, 2001      NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                              -----------------      -----------------   -----------------
Class D Shares++
Selected Per Share Data:

Net asset value, beginning of period........................        $10.53                $ 8.64              $10.00
                                                                    ------                ------              ------

Income (loss) from investment operations:
    Net investment income...................................          0.37                  0.27                0.15
    Net realized and unrealized gain (loss).................          0.93                  2.08               (1.30)
                                                                    ------                ------              ------

Total income (loss) from investment operations..............          1.30                  2.35               (1.15)
                                                                    ------                ------              ------

Less dividends and distributions from:
    Net investment income...................................         (0.38)                (0.36)              (0.21)
    Net realized gain.......................................         (0.05)                (0.04)                 --
    Paid-in-capital.........................................            --                 (0.06)                 --
                                                                    ------                ------              ------

Total dividends and distributions...........................         (0.43)                (0.46)              (0.21)
                                                                    ------                ------              ------

Net asset value, end of period..............................        $11.40                $10.53              $ 8.64
                                                                    ======                ======              ======

Total Return+...............................................         12.58%                27.88%             (11.69)%(1)

Ratios to Average Net Assets(3):
Expenses....................................................          1.36%                 1.46%               1.56 %(2)

Net investment income.......................................          3.37%                 3.45%               3.84 %(2)

Supplemental Data:
Net assets, end of period, in thousands.....................       $14,349                $5,193                 $26

Portfolio turnover rate.....................................            40%                   57%                 27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of

Morgan Stanley Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Real Estate Fund (the "Fund"), formerly Morgan Stanley Dean Witter Real Estate Fund, including the portfolio of investments, as of November 30, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Real Estate Fund as of November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 22, 2002

Morgan Stanley Real Estate Fund

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:
                                                                                                         Number of
                                                                                                         Funds in
                                       Position(s)  Term of Office                                       Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  ------------
Michael Bozic (60)                     Trustee      Trustee since   Retired; Director or Trustee of the       99
c/o Mayer, Brown & Platt                            April 1994      Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly Vice Chairman
1675 Broadway                                                       of Kmart Corporation (December
New York, NY                                                        1998- October 2000), Chairman and
                                                                    Chief Executive Officer of Levitz
                                                                    Furniture Corporation (November
                                                                    1995-November 1998) and President
                                                                    and Chief Executive Officer of
                                                                    Hills Department Stores (May
                                                                    1991-July 1995); formerly variously
                                                                    Chairman, Chief Executive Officer,
                                                                    President and Chief Operating
                                                                    Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (69)                     Trustee      Trustee since   Director or Trustee of the Morgan         99
c/o Summit Ventures LLC                             January 1993    Stanley Funds and the TCW/DW Term
1 Utah Center                                                       Trusts; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (67)                   Trustee      Trustee since   Retired; Director or Trustee of the       99
c/o Mayer, Brown & Platt                            September 1999  Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly associated
1675 Broadway                                                       with the Allstate Companies
New York, NY                                                        (1966-1994), most recently as
                                                                    Chairman of The Allstate
                                                                    Corporation (March 1993-December
                                                                    1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-
                                                                    owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

Independent Trustees:

      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Michael Bozic (60)                     Director of Weirton Steel
c/o Mayer, Brown & Platt               Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.

Wayne E. Hedien (67)                   Director of The PMI Group Inc.
c/o Mayer, Brown & Platt               (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley Real Estate Fund

TRUSTEE AND OFFICER INFORMATION continued

                                                                                                         Number of
                                                                                                         Funds in
                                       Position(s)  Term of Office                                       Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Dr. Manuel H. Johnson (52)             Trustee      Trustee since   Chairman of the Audit Committee and       99
c/o Johnson Smick International, Inc.               July 1991       Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and the TCW/DW Term
Washington, D.C.                                                    Trusts; Senior Partner, Johnson
                                                                    Smick International, Inc., a
                                                                    consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven
                                                                    Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors
                                                                    of the Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (65)                 Trustee      Trustee since   Chairman of the Insurance Committee      115
c/o Triumph Capital, L.P.                           July 1991       and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and the TCW/DW
New York, NY                                                        Term Trusts; director/trustee of
                                                                    various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).

John L. Schroeder (71)                 Trustee      Trustee since   Retired; Chairman of the                  99
c/o Mayer, Brown & Platt                            April 1994      Derivatives Committee and Director
Counsel to the Independent Trustees                                 or Trustee of the Morgan Stanley
1675 Broadway                                                       Funds and the TCW/DW Term Trusts;
New York, NY                                                        formerly Executive Vice President
                                                                    and Chief Investment Officer of the
                                                                    Home Insurance Company (August
                                                                    1991-September 1995).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (52)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).

Michael E. Nugent (65)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

John L. Schroeder (71)                 Director of Citizens Communications
c/o Mayer, Brown & Platt               Company (telecommunications
Counsel to the Independent Trustees    company).
1675 Broadway
New York, NY

Morgan Stanley Real Estate Fund

TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:
                                                                                                                    Number of
                                                                                                                    Funds in
                                     Position(s)       Term of Office                                               Fund Complex
   Name, Age and Address of           Held with        and Length of                                                Overseen by
      Management Trustee             Registrant         Time Served*   Principal Occupation(s) During Past 5 Years  Trustee**
------------------------------  ---------------------  --------------  -------------------------------------------  -----------
Charles A. Fiumefreddo (68)     Chairman, Director or  Trustee since   Chairman, Director or Trustee and Chief           99
c/o Morgan Stanley Trust        Trustee and Chief      July 1991       Executive Officer of the Morgan Stanley
Harborside Financial Center,    Executive Officer                      Funds and the TCW/DW Term Trusts; formerly
Plaza Two,                                                             Chairman, Chief Executive Officer and
Jersey City, NJ                                                        Director of the Investment Manager, the
                                                                       Distributor and Morgan Stanley Services,
                                                                       Executive Vice President and Director of
                                                                       Morgan Stanley DW, Chairman and Director of
                                                                       the Transfer Agent, and Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries (until June 1998).

James F. Higgins (53)           Trustee                Trustee since   Chairman of the Individual Investor Group         99
c/o Morgan Stanley Trust                               June 2000       of Morgan Stanley (since August 2000);
Harborside Financial Center,                                           Director of the Transfer Agent, the
Plaza Two,                                                             Distributor and Dean Witter Realty Inc.;
Jersey City, NJ                                                        Director or Trustee of the Morgan Stanley
                                                                       Funds and the TCW/DW Term Trusts (since
                                                                       June 2000); previously President and Chief
                                                                       Operating Officer of the Private Client
                                                                       Group of Morgan Stanley (May 1999-August
                                                                       2000), President and Chief Operating
                                                                       Officer of Individual Securities of Morgan
                                                                       Stanley (February 1997-May 1999).

Philip J. Purcell (58)          Trustee                Trustee since   Director or Trustee of the Morgan Stanley         99
1585 Broadway                                          April 1994      Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.

Interested Trustees:
   Name, Age and Address of       Other Directorships Held by
      Management Trustee                    Trustee
------------------------------  --------------------------------
Charles A. Fiumefreddo (68)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (53)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment
   Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Real Estate Fund

TRUSTEE AND OFFICER INFORMATION continued

Officers:
                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (48)            President        President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                        since May 1999  Investment Management (since December 1998); President,
New York, NY                                                       Director (since April 1997) and Chief Executive Officer
                                                                   (since June 1998) of the Investment Manager and Morgan
                                                                   Stanley Services; Chairman, Chief Executive Officer and
                                                                   Director of the Distributor (since June 1998); Chairman and
                                                                   Chief Executive Officer (since June 1998) and Director
                                                                   (since January 1998) of the Transfer Agent; Director of
                                                                   various Morgan Stanley subsidiaries; President of the Morgan
                                                                   Stanley Funds and TCW/DW Term Trusts (since May 1999);
                                                                   Trustee of various Van Kampen investment companies (since
                                                                   December 1999); previously Chief Strategic Officer of the
                                                                   Investment Manager and Morgan Stanley Services and Executive
                                                                   Vice President of the Distributor (April 1997-June 1998),
                                                                   Vice President of the Morgan Stanley Funds (May 1997-April
                                                                   1999), and Executive Vice President of Morgan Stanley.

Barry Fink (46)                   Vice President,  Vice            General Counsel (since May 2000) and Managing Director
c/o Morgan Stanley Trust          Secretary and    President,      (since December 2000) of Morgan Stanley Investment
Harborside Financial Center,      General Counsel  Secretary and   Management; Managing Director (since December 2000), and
Plaza Two                                          General         Secretary and General Counsel (since February 1997) and
Jersey City, NJ                                    Counsel since   Director (since July 1998) of the Investment Manager and
                                                   February 1997   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (55)             Treasurer        Over 5 years    First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                                           Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                       Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

---------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel


Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Advisor

Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please read the prospectus of the Fund. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
Real Estate Fund

Annual Report
November 30, 2001